Label	Element	Value
Global X Funds | Global X SuperIncome Preferred ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X SuperIncome™ Preferred ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X SuperIncome™ Preferred ETF (SPFF) (the “Fund”)

SUPPLEMENT DATED MARCH 1, 2023
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2023, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

As previously communicated on January 27, 2023, effective April 3, 2023 (the “Effective Date”), the Fund’s Underlying Index will change from the S&P Enhanced Yield North American Preferred Stock Index to the Global X U.S. High Yield Preferred Index. From the date of this supplement to the Effective Date, the following disclosure is in effect and shall supersede the corresponding disclosure in the Fund’s March 1, 2023 Summary Prospectus, Statutory Prospectus and SAI.

Objective [Heading]	rr_ObjectiveHeading	1. Prior to the Effective Date, the following disclosure replaces and supersedes the section titled “INVESTMENT OBJECTIVE” in the Fund’s Summary Prospectus and Statutory Prospectus:INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global X SuperIncome™ Preferred ETF ("Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index ("Underlying Index").
Strategy [Heading]	rr_StrategyHeading	2. Prior to the Effective Date, the following disclosure replaces and supersedes the section of the Fund's Summary Prospectus and Statutory Prospectus titled "PRINCIPAL INVESTMENT STRATEGIES":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the S&P Enhanced Yield North American Preferred Stock Index ("Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. Moreover, at least 80% of the Fund's total assets will be invested in preferred securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by Standard & Poor's Financial Services, LLC, a subsidiary of the McGraw-Hill Companies ("S&P"), the provider of the Underlying Index ("Index Provider"). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. As of December 31, 2022, the Underlying Index had 45 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company's liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, perpetual preferred stock, trust preferred securities, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2022, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2022, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Risk [Heading]	rr_RiskHeading	3. Prior to the Effective Date, the following principal risk factor is added to the section of the Fund’s Summary Prospectus titled “SUMMARY OF PRINCIPAL RISKS – Capitalization Risk” and the section of the Fund’s Statutory Prospectus titled "A FURTHER DISCUSSION OF PRINCIPAL RISKS – Capitalization Risk":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X SuperIncome Preferred ETF | Global X SuperIncome Preferred ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPFF